Miscellaneous, Net - Summary of Miscellaneous, Net (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Other Income and Expenses [Abstract]
Costs associated with the sale of receivables	$ 1,000	$ 1,000	$ 3,000	$ 2,800
Strategic review costs	100	900	100	900
Foreign currency exchange gains	(200)		(200)
Other expense, net	$ 943	$ 1,937	$ 2,874	$ 3,744